UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22178

Davlin Philanthropic Funds

(Exact Name of Registrant as Specified in Charter)

44 River Road, Suite A

Wayland, MA  01778

(Address of Principal Executive Offices)  (Zip Code)

William E.B. Davlin

Davlin Philanthropic Funds

44 River Road, Suite A

Wayland, MA  01778

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

 Thompson Hine LLP

312 Walnut Street, 14th Floor

 Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  508-276-1705

Date of fiscal year end: March 31

Date of reporting period: September 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

DAVLIN PHILANTHROPIC FUND

SEPTEMBER 30, 2008

c/o Mutual Shareholder Services

8000 Towne Centre Dr. – 400

Broadview Heights, Ohio 44147

877-Davlin-8 Toll Free

440-922-0066 in Ohio

440-526-4446 fax

Davlin Fund Advisors, LLC

www.DavlinFunds.org

DAVLIN PHILANTHROPIC FUND

Dear Fellow Shareholders,

Below you will find our first semi-annual report.  The fund went effective on June 11 2008, and we are working hard to invest your money in what is proving to be a very challenging market.  We will have much more to say in our Annual Report.  On behalf of all the charities that we support and the team here, thank you for being part of Sustainable Giving.

William E. B. Davlin

Davlin Fund Advisors, LLC

President & Portfolio Manager

        44 River Road, Suite A

   Wayland, MA 01778-1829

Total Return:

YTD*

Davlin Philanthropic Fund       (4.10)%

Russell 2000**                         (7.24)%

S&P 500**                              (14.26)%

* Performance from the Fund effective date of June 11, 2008.

**Returns do not include reinvestment of dividends.  Past performance is not indicative of future returns. Prospectuses are available at www.DavlinFunds.org or by contacting us toll-free at 1-877-DAVLIN-8 or 1-877-328-5468.

Top 10 Positions:

     % Net Assets

1.  iShares S&P 500 Value Index

4.59%

2.  iShares S&P 500 Index

4.48%

3.  iShares Russell 2000 Value Index

3.97%

4.  iShares Russell 2000 Index

3.61%

5.  Legg Mason Inc.

2.70%

6.  Seaboard Corporation

2.60%

7.  Pulte Home 7.375% Note Due 6/1/2046

2.48%

8.  Fairfax Financial Holdings

2.42%

9.  Ceradyne, Inc.

2.38%

10. Genesis Lease Limited

2.06%

 Total:

          31.29%

YTD Top 5 Winners

(Realized and Unrealized Gains)

1.  Fairfax Financial Holdings

$14,143

2.  J&J Snack Food Corp.

$  4,772

3.  Hansen Natural Corp.

$  4,611

4.  Travelers Companies Inc.

$  1,479

5.  iShares Russell 2000 Value Index

$  1,247

Total:

$26,252

YTD Top 5 Sinners

(Realized and Unrealized Losses)

1.  American International Group

$ 39,801

2.  Excel Maritime Carriers LTD.

$ 13,765

3.  iShares S&P 500 Index

$   8,564

4.  Genesis Lease Limited

$   7,677

5.  Pulte Home 7.375% Note Due 6/1/2046

$   7,553

Total:

$ 77,360

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
3.06%
Industrial Goods
2.77%
Services
5.20%
Healthcare
1.44%
Financial
23.23%
Consumer Goods
7.88%
Cash Equivalents
56.42%

The Davlin Philanthropic Fund
Expense Illustration
September 30, 2008 (Unaudited)

Expense Example

As a shareholder of the Davlin Philanthropic Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 11, 2008 through September 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	June 11, 2008	September 30, 2008	June 11, 2008 to September 30, 2008

Actual	$1,000.00	$959.00	$4.27
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,010.16	$4.38

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 111/365 (to reflect the period the fund was effective).

	The Davlin Philanthropic Fund
	Schedule of Investments
	September 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 25.75%

Aircraft Parts & Auxiliary Equipment - 0.47%
500	Spirit Aerosystems Holdings, Inc.*	$ 8,035

Bottled & Canned Soft Drinks - 1.43%
800	Hansen Natural Corp.*	24,200

Cookies & Crackers - 1.60%
800	J&J Snack Food Corp.	27,128

Deep Sea Foreign Transportation - 1.34%
1,500	Excel Maritime Carriers Ltd.	22,620

Fats & Oils - 0.56%
1,400	Zapata Corporation*	9,492

Fire, Marine & Casualty Insurance - 3.49%
125	Fairfax Financial Holdings	41,063
400	Travelers Companies, Inc.	18,080
		59,143
Hospital & Medical Service Plans - 1.49%
700	Wellcare Health Plans	25,200

Investment Advice - 3.22%
100	Franklin Resources, Inc.	8,813
1,200	Legg Mason, Inc.	45,672
		54,485
Meat Packing Plants - 2.60%
35,000	Seaboard Corporation	43,995

Miscellaneous Manufacturing Industries - 2.38%
1,100	Ceradyne, Inc.*	40,326

Petroleum Refining - 1.61%
900	Valero Energy Group New	27,270

Primary Production of Aluminum - 0.51%
200	Kaiser Aluminum Corp.	8,590

Rolling Drawing & Extruding of Nonferus Metals - 1.04%
900	RTI International Metals, Inc.*	17,604

Services-Equipment Rental & Leasing - 4.02%
4,000	Genesis Lease Limited	34,960
93	Wesco Financial Corp.	33,201
		68,161

TOTAL FOR COMMON STOCKS (Cost $447,952) - 25.75%		$ 436,249

NOTES - 2.48%
2,550	Pulte Homes 7.375%, 06/01/2046	42,075

TOTAL NOTES (Cost $49,628) - 2.48%		$ 42,075

EXCHANGE TRADED FUNDS - 16.66%
1,000	Ishares Russell 2000 Value Index Fund	67,240
650	Ishares S&P 500 Index	75,933
1,300	Ishares S&P 500 Value Index	77,805
900	Ishares TR Russell 2000 Index	61,200

TOTAL EXCHANGE TRADED FUNDS (Cost $293,673) - 16.66%		$ 282,178

SHORT TERM INVESTMENTS - 44.89%
984,211	Fidelity Institutional Government Money Market Fund - Class I 2.20% ** (Cost $984,211)	984,211

TOTAL INVESTMENTS (Cost $1,551,755) - 70.64%		1,744,713

LIABILITIES IN EXCESS OF OTHER ASSETS - 29.36%		(50,493)

NET ASSETS - 100.00%		$ 1,694,220

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2008.
The accompanying notes are an integral part of these financial statements.

The Davlin Philanthropic Fund
Statement of Assets and Liabilities
September 30, 2008 (Unaudited)

Assets:
Investments, at Value (Cost $1,551,755)	$ 1,744,713
Receivables:
Dividends and Interest	2,209
Total Assets	1,746,922
Liabilities:
Securities Purchased	50,712
Accrued Management Fees	1,532
Accrued Administrative Fees	458
Total Liabilities	52,702
Net Assets	$ 1,694,220

Net Assets Consist of:
Paid In Capital	1,764,533
Accumulated Undistributed Net Investment Income	5,477
Accumulated Undistributed Loss on Investments	(45,038)
Unrealized Depreciation in Value of Investments	(30,752)
Net Assets, for 176,686 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 1,694,220

Net Asset Value Per Share ($1,694,220/176,686)	$ 9.59

The accompanying notes are an integral part of these financial statements.

The Davlin Philanthropic Fund
Statement of Operations
For the period ended September 30, 2008 (Unaudited)

Investment Income:
Dividends	$ 6,375
Interest	6,071
Total Investment Income	12,446

Expenses:
Advisory Fees (Note 3)	4,646
Administrative Fees	2,323
Total Expenses	6,969

Net Investment Income	5,477

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(45,038)
Net Change in Unrealized Depreciation on Investments	(30,752)
Net Realized and Unrealized Loss on Investments	(75,790)

Net Decrease in Net Assets Resulting from Operations	$ (70,313)

The accompanying notes are an integral part of these financial statements.

The Davlin Philanthropic Fund
Statements of Changes in Net Assets

For the Period *
Ended
9/30/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 5,477
Net Realized Gain (Loss) on Investments	(45,038)
Unrealized Appreciation (Depreciation) on Investments	(30,752)
Net Increase (Decrease) in Net Assets Resulting from Operations	(70,313)

Distributions to Shareholders From:
Net Investment Income	0
Realized Gains	0
Net Change in Net Assets from Distributions	0

Capital Share Transactions:
Proceeds from Sale of Shares	1,664,533
Shares Issued on Reinvestment of Dividends	0
Cost of Shares Redeemed	0
Net Increase in Net Assets from Shareholder Activity	1,664,533

Net Assets:
Net Increase in Net Assets	1,594,220
Beginning of Period	100,000
End of Period (Including Accumulated Undistributed Net Investment
Income of $5,477)	$ 1,694,220

Share Transactions:
Shares Sold	166,686
Shares Issued on Reinvestment of Dividends	0
Shares Redeemed	0
Net Increase in Shares	166,686
Outstanding at Beginning of Period	10,000
Outstanding at End of Period	$ 176,686

* June 13, 2008 Commencement of Investment Operations.
The accompanying notes are an integral part of these financial statements.

The Davlin Philanthropic Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

For the Period *
Ended
9/30/2008

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.03
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.44)
Total from Investment Operations	(0.41)

Distributions from:
Net Investment Income	-
Capital Gains	-
-

Net Asset Value, at End of Period	$ 9.59

Total Return ***	-4.10%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,694
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%
Ratio of Net Investment Income to Average Net Assets	1.18%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.50%
Ratio of Net Investment Income to Average Net Assets	1.18%
Portfolio Turnover	7.49%

* June 13, 2008 Commencement of Investment Operations.
** Net Investment Income/Loss per share amounts were calculated using the average share method.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investement in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

September 30, 2008 (Unaudited)

Note 1. Organization

The Davlin Philanthropic Fund (the “Fund”) was organized as a diversified series of the Davlin Philanthropic Funds (the “Trust”) on December 4, 2007.  The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust (the “Trust Agreement”) dated November 27, 2007 and filed with the state on December 4, 2007.  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is the only series currently authorized by the Trustees.  The investment adviser to the Fund is Davlin Fund Advisors, LLC (the “Adviser”).  The investment objective of the Fund is to seek long-term capital appreciation.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITY VALUATION: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Lacking a last sale price or Official Closing Price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on the yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

ORGANIZATIONAL AND OFFERING EXPENSES: All costs incurred by the Trust in connection with the organization, offering and initial registration of the Trust, principally professional and registration fees, were paid on behalf of the Trust by the Adviser and will not be borne by the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Note 3.  Related Party Transactions

INVESTMENT ADVISER: The Board of Trustees selected Davlin Fund Advisors, LLC as the investment adviser to the Fund.  Under the terms of the Management Agreement (the “Agreement”), the Adviser, subject to the supervision of the Board of Trustees of the Trust, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund during the term of the Agreement. For the period ended September 30, 2008, the Adviser earned fees of $4,646, of which $1,532 was due to the Adviser at the end of the period.

The Adviser pays all the ordinary generating expenses of the Fund, such as officer and trustee compensation, legal and auditing expenses and insurance expenses, but excluding the Fund’s charitable donations, management fee, brokerage costs, borrowing costs, such as (a) interest and (b) dividends on securities sold short, taxes, indirect expenses incurred by underlying funds, and extraordinary expenses.

CHARITABLE FOUNDATION:  In addition, the Fund will annually donate an amount equal to 0.50% of the Fund’s average daily net assets to the non-profit Davlin Foundation (the “Foundation”).  On an annual basis, the Foundation will distribute the Fund’s donations to various charities with guidance from the Fund’s investors.  An officer and trustee of the Foundation is also an officer and trustee of the Trust.  Three of the other five trustees of the Foundation are also trustees of the Trust.

Note 4. Capital Stock

At September 30, 2008, there were an unlimited number of shares authorized and 176,686 shares outstanding, each with no par value, and paid-in capital amounted to $1,764,533 for the Fund.

Note 5. Investment Transactions

For the period ended September 30, 2008, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $877,206 and $40,914 respectively.  The aggregate cost of securities for federal income tax purposes at September 30, 2008 was $1,551,755.

Note 6. Distributions to Shareholders

There were no distributions paid during the period ended September 30, 2008.

As of September 30, 2008 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary income	$5,477
Undistributed long-term capital gain	(45,038)
Unrealized appreciation	(30,752)
Net Total	$(70,313)

At September 30, 2008, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
30,877	(61,629)	(30,752)

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of September 30, 2008, The Davlin family owned 97.17% of the Fund.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on August 25, 2008. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-Davlin-8 or 1-877-328-5468.

Trustees and Officers - The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address and Age	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee
George E. McCully; Address: C/O Catalogue for Philanthropy 124 Watertown Street, Suite 3B Watertown, MA 02472 Age: 69	Trustee	Indefinite/ March 2008 to present	President and CEO, Catalogue for Philanthropy (promotes philanthropy) 1997 to present; Principal, George McCully (consulting business) 1983 to present; Trustee, Ellis L. Phillips Foundation (family foundation) 1988 to present; and Trustee, New England Wild Flower Society (plant conservation) 1998 to 2005	1	None
James F. Dwinell III; 680 South Avenue, #3 Weston, MA 02493 Age: 68	Trustee	Indefinite/ March 2008 to present	President and CEO, Cambridge Trust Company, 1989-2003	1	Director, Cambridge Trust Company 2003 to 2007
G. Keith Funston, Jr.; C/O Davlin Fund Advisors, LLC 44 River Road, Suite A Wayland MA 01778 Age: 58	Trustee	Indefinite/ March 2008 to present	Antiques dealer/owner, Funston Antiques, 1997 to present; Board Treasurer, Earthwatch Institute, 1994 to Present	1	None

1The "Fund Complex" consists of Davlin Philanthropic Funds.

Initial Management Agreement Approval

September 30, 2008

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address and Age	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [1]	Other Directorships Held by Trustee
William E.B. Davlin[2,3], 44 River Road, Suite A Wayland, MA 01778 Age: 42	President, Treasurer, Chief Compliance Officer, and Trustee	Trustee: Indefinite/ December 2007 Officer: Indefinite/ March 2008 to present	President, Davlin Fund Advisors, LLC (adviser to the Fund), 2007-present; Chief Financial Officer, Burst Media Corporation (internet advertising sales company), 1996-2007	1	None
Frances Tracy Davlin[3] 44 River Road, Suite A Wayland, MA 01778 Age: 40	Secretary	February 2008-present	Homemaker, 1997-present; Assistant Vice President, Equity Syndicate Desk NYC, Lehman Brothers Holdings, Inc., 1991-1997	NA	NA

1 The "Fund Complex" consists of Davlin Philanthropic Funds.

2William E.B Davlin is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and President of the Fund's investment adviser.

3 William E.B. Davlin and Frances Tracy Davlin are spouses.

Initial Management Agreement Approval

  The Management Agreement between the Trust and the Adviser on behalf of the Fund was considered and approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and each, an “Independent Trustee”), at an in-person meeting on March 25, 2008.

As to the Adviser’s business and qualifications of its personnel, the Trustees examined a copy of the Adviser’s registration statement on Form ADV and discussed the experience of the portfolio manager.  The Trustees noted that the Adviser is not affiliated with the transfer agent or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Adviser informed the Trustees that it does not have an affiliated broker-dealer through which Fund transactions could be executed.  The Trustees noted that the Adviser could be compensated under the Rule 12b-1 Plan.

As to the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Trustees considered that, under the terms of the Management Agreement, the Adviser would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Fund such investment advice as the Adviser in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  The Trustees noted the Adviser would furnish any reports, evaluations, information or analysis to the Trust as the Board of Trustees may request from time to time or as the Adviser deems to be desirable.  The Trustees then considered that the Adviser would pay all Fund operating expenses except distribution expenses paid under the Rule 12b-1 Plan, and the Fund’s charitable contributions.  The Trustees reviewed the Adviser’s balance sheet and in response to questions from the Trustees, the President of the Adviser confirmed that he was committed to the success of the Fund and would ensure that the Adviser meets its financial obligations.  The Trustees noted that the Adviser had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as the federal securities laws.

The Trustees next considered the scope of the services to be provided by the Adviser, and noted that the Adviser is responsible for maintaining and monitoring the compliance programs for the Fund.  The Trustees considered the investment experience of the President of the Adviser, as well as the quality of the administrative services that they expect to receive from the Adviser.  The Trustees concluded that the nature, extent and quality of the services to be provided to the Fund under the Management Agreement were consistent with the Board’s expectations.

Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  The Trustees reviewed the performance of other accounts managed by the portfolio manager over the past five years.  The Trustees concluded that the performance was more than satisfactory.

As to the costs of the services to be provided and the profits to be realized by the Adviser, the Trustees reviewed the Adviser’s estimates of its profitability and its financial condition, and discussed the same issues with the President of the Adviser.  They noted that the Adviser expected net losses during the first year of operations.  Based on their review, the Trustees concluded that they were satisfied that the Adviser’s expected levels of profitability from its relationships with the Fund would never be excessive because the Adviser intends to donate all profits to charity.

As to comparative fees and expenses, the Trustees considered the management fee to be paid to the Adviser and compared those fees to the expense ratios of funds in a peer group of value funds and a peer group of socially conscious funds.  The Trustees concluded that the Fund’s management fee was very reasonable in light of the quality of services the Fund expected to receive from the Adviser and the level of fees paid by funds in the peer groups.

As to economies of scale, the Trustees determined that a discussion of economies of scale was not relevant because the Adviser receives a fixed fee, and then donates all profits to charity.  The Trustees concluded that the charities will benefit from the economies, which is consistent with the Fund’s philanthropic objective.

As a result of their considerations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the Management Agreement was in the best interests of the Fund and its shareholders.  Accordingly, they approved the Management Agreement.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Davlin Philanthropic Funds

By /s/William E.B. Davlin

 William E.B. Davlin

 Trustee, President and Principal Executive Officer

Date: December 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/William E.B. Davlin

William E.B. Davlin

Trustee, President and Principal Executive Officer

Date December 3, 2008

*Print the name and title of each signing officer under his or her signature.